Accounting for Derivative Instruments and Hedging Activities - Impact on Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 13	$ (17)	[1]	$ (65)	[1]
Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 2	16		(22)
Commodity Contract [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives		$ (2)		$ 2

[1]	Retrospectively adjusted, as discussed in Note 1, Nature of Business.